11. Equity (Tables)	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Schedule of warrant activity

The following table represents warrant activity years ended March 31, 2021 and 2020:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Warrants Outstanding – April 1, 2019	–	S	–	–	$–
Issued	–		–	–	–
Exercised	–		–	–	–
Expired	–		–	–	–
Warrants Outstanding – March 31, 2020	–		$–	–	$–

Issued	125,000,000		$0.02	5.0 years	$–
Exercised	–		–	–	–
Expired	–		–	–	–
Outstanding Exercisable – March 31, 2021	125,000,000		$0.02	4.9 years	$–
Outstanding Exercisable – March 31, 2021	125,000,000		$0.02	4.9 years	$–